Revenues (Details) - Schedule of group’s revenues disaggregated by revenue - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of group’s revenues disaggregated by revenue [Abstract]
Miniature camera and related equipment	$ 491	$ 188	$ 175
Development services		85	217
Revenues from commissions	40
MUSE and related equipment			44
Disaggregation of revenues	$ 531	$ 273	$ 436